Stockholders' Equity - Additional Information (Detail)								3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 02, 2016 $ / shares shares	Apr. 14, 2016	Jun. 02, 2015 USD ($) $ / shares shares	May 27, 2015 shares	Feb. 04, 2015 USD ($) shares	Dec. 18, 2014 USD ($) $ / shares shares	Apr. 22, 2014 USD ($)	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Nov. 06, 2015 shares
Class of Stock [Line Items]
Preferred stock, par value | $ / shares								$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized								10,000,000	10,000,000		10,000,000	10,000,000
Common stock, par value | $ / shares								$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized								100,000,000	100,000,000		100,000,000	100,000,000
Reverse stock split ratio		0.1
Number of warrants outstanding								1,300,464	1,300,464
Series A-1 Preferred Stock, shares outstanding								0	0		0
Fair value of Series A and Series A-1 convertible preferred stock dividends | $										$ 209,000	$ 209,000	$ 4,130,000
Number of common stock issued upon conversion of convertible instrument											43,500
Series A-1 Preferred Stock, shares issued								0	0		0
Fair value of common stock issued in exchange for patent and technology rights | $										228,000	$ 228,000
Sale of units, price per unit | $ / shares			$ 4.00
Units issued, shares			2,600,000
Description of transaction									Each unit consists of one share of common stock, a 13-month overallotment purchase right to purchase one-half of one share of common stock at a price of $4.55 per full share of common stock (the “Overallotment Purchase Rights”) and a five-year warrant to purchase one-half of one share of common stock at a price of $5.20 per full share of common stock (the “Warrants”).
Gross proceeds from public offering | $			$ 10,400,000
Net proceeds from the issuance of common stock | $			$ 9,200,000						$ 152,000	9,266,000	9,266,000	$ 1,886,000
Gross proceeds from warrants exercised | $										$ 16,000	$ 198,000
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued											5,000	70,000
Number of common stock issued upon conversion of convertible instrument											1,661,030	946,371
Warrants With Exercise Price $5.20 [Member]
Class of Stock [Line Items]
Number of warrants outstanding								1,300,002	1,300,002
Exercise prices | $ / shares			$ 5.20					$ 5.2	$ 5.2
Expiration									Jun. 02, 2020
Lincoln Park Capital Fund, LLC [Member]
Class of Stock [Line Items]
Common stock, shares issued												50,000
Stock reserved during period, value | $						$ 10,800,000	$ 20,000,000
Stock issued as a commitment fee, shares						10,000						10,000
Sale of units, price per unit | $ / shares						$ 19.30						$ 40.00
Lincoln Park Capital Fund, LLC [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued								65,000			5,000
Net proceeds from the issuance of common stock | $								$ 152,000			$ 64,000	$ 1,900,000
Tang Capital Partners, L.P. ("TCP") [Member]
Class of Stock [Line Items]
Series A-1 Preferred Stock, shares outstanding											0
Dividend payment terms											On May 22, 2015, the Company entered into an agreement (the “Acceleration and Conversion Agreement”) with Tang Capital Partners, L.P. (“TCP”) pursuant to which the Company and TCP agreed to accelerate the next dividend payment date from June 30, 2015 to no later than May 29, 2015, and upon payment of such dividend immediately convert the dividend shares into common stock. In connection therewith, the dividend payment date was accelerated to May 27, 2015. There were no shares of Series A convertible preferred stock (“Series A Preferred Stock”) outstanding after the completion of the Acceleration and Conversion Agreement.
Hapten Pharmaceuticals, LLC [Member]
Class of Stock [Line Items]
License fee | $					$ 100,000						$ 100,000
Fair value of common stock issued in exchange for patent and technology rights | $											$ 228,000
Hapten Pharmaceuticals, LLC [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued					20,000
Series A-1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Series A-1 Preferred Stock, shares outstanding											0	1,578
Dividends issued on Preferred Stock				0							21	240
Fair value of Series A and Series A-1 convertible preferred stock dividends | $											$ 37,000	$ 1,731,000
Conversion of preferred stock into common shares				0							3,599	3,716
Preferred stock, accelerated dividend payment date											May 27, 2015
Number of common stock issued upon conversion of convertible instrument											(3,599)	(3,716)
Preferred Stock, shares eliminated													10,000
Series A-1 Preferred Stock, shares authorized											0	10,000
Series A-1 Preferred Stock, shares issued											0	1,578
Series A-1 Convertible Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of common stock issued upon conversion of convertible instrument											877,290	905,799
Warrants With Exercise Price $4.55 [Member]
Class of Stock [Line Items]
Number of warrants outstanding	1,256,502
Exercise prices | $ / shares	$ 4.55		$ 4.55
Expiration	Jul. 02, 2016